Unaudited Condensed Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Subject to possible redemption par value (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value	0.0001	0.0001
Subject to possible redemption (in Dollars)	$ 1,812,612,600	$ 1,742,310,600
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class B Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,162,500	5,750,000
Common stock, shares outstanding	5,162,500	5,750,000
Class A common Stock [Member]
Subject to possible redemption par value (in Dollars per share)		$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	2,523,874	3,226,894
Common stock, shares outstanding	2,523,874	3,226,894